Document and Entity Information	Dec. 18, 2020
Risk/Return:
Registrant Name	DELAWARE POOLED TRUST
Registrant CIK	0000875352
SEC Form	497
Period end date	Dec. 18, 2020
Investment Company Type	N-1A
Amendment Flag	false